Shareholder Report, Holdings (Details) - C000009558 [Member]	Jun. 30, 2024
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%